OIL AND GAS PROPERTIES & OIL AND GAS PROPERTY ACQUISITIONS AND DIVESTITURES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unproved unevaluated acreage:
Beginning Balance	$ 24,461	$ 0	$ 2,886
Lease purchases	2,715	546	0
Assets acquired/conveyed	0	23,915	0
Transfer and other reclassification to evaluated properties		0	(2,886)
Total unproved acreage	27,176	24,461	0
Wells in progress:
Beginning Balance	7,453	0	6,042
Additions	2,834	7,453	0
Disposition of wells in progress for elimination of accrued expenses for drilling		0	(5,198)
Reclassification to evaluated properties	(7,410)	0	(844)
Total wells in progress and not subject to DD&A	$ 2,877	$ 7,453	$ 0